LEASE - Finance leases - Gross difference (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Maturities of finance leases
Total future minimum lease payments	$ 30,370
Less: imputed interest	1,301
NPV for future minimum lease payments	$ 29,069
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities